REVENUE FROM CONTRACTS WITH CUSTOMERS	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

Revenue is earned primarily from two sources: 1) direct sales of goods or services and 2) short-term rentals. Direct sales of goods or services are accounted for under Topic 606, and short-term rentals are accounted for under Topic 842 (which addresses lease accounting and was adopted on March 1, 2019).

As disclosed in the revenue recognition section of Note 3 – Accounting Polices, the Company adopted Topic 606 in accordance with the effective date on March 1, 2018. Note 3 includes disclosures regarding the Company’s method of adoption and the impact on the Company’s financial statements. Revenue is recognized on direct sales of goods or services when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services.

After adopting Topic 842, also referred to above in Note 3, the Company is accounting for revenue earned from rental activities where an identified asset is transferred to the customer and the customer has the ability to control that asset. The Company recognizes revenue from its device rental activities when persuasive evidence of a contract exists, the performance obligations have been satisfied, the transaction price is fixed or determinable and collection is reasonably assured. Performance obligations associated with device rental transactions are satisfied over the rental period. Rental periods are short-term in nature. Therefore, the Company has elected to apply the practical expedient which eliminates the requirement to disclose information about remaining performance obligations. Payments are due from customers at the completion of the rental, except for customers with negotiated payment terms, generally net 30 days or less, which are invoiced and remain as accounts receivable until collected.

The following table presents revenues from contracts with customers disaggregated by product/service:

	Three Months Ended November 30, 2023	Three Months Ended November 30, 2022	Nine Months Ended November 30, 2023	Nine Months Ended November 30, 2022
Device rental activities	$416,062	$154,628	$997,754	$622,647
Direct sales of goods and services	180,918	247,771	370,797	432,393
	$596,980	$402,399	$1,368,551	1,055,040

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

3. REVENUE FROM CONTRACTS WITH CUSTOMERS

Revenue is earned primarily from two sources: 1) direct sales of goods or services and 2) short-term rentals. Direct sales of goods or services are accounted for under Topic 606, and short-term rentals are accounted for under Topic 842 which was adopted. On March 1, 2019.

As disclosed in the revenue recognition section of Note 2 – Accounting Polices, the Company adopted Topic 606 in accordance with the effective date on March 1, 2018. Note 2 includes disclosures regarding the Company’s method of adoption and the impact on the Company’s financial statements. Revenue is recognized on direct sales of goods or services when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Upon adoption of Topic 842, also referred to above in Note 2, the Company accounts for revenue earned from rental activities where an identified asset is transferred to the customer and the customer has the ability to control that asset for periods greater than one year. To date none of the lease agreements entered into have been for periods longer than one year or greater, and the Company has availed itself of the practical expedient to exclude such leases from ASC 84 2accountiong and instead has accounted for these leases under ASC 606.

The following table presents revenues from contracts with customers disaggregated by product/service:

	Year Ended February 28, 2023	Year Ended February 28, 2022
Device rental activities	$754,126	$592,401
Direct sales of goods and services	577,830	854,708
	$1,331,956	$1,447,109